BATTERY MATERIAL PLANT PROJECT EXPENSES	12 Months Ended
Dec. 31, 2025
BATTERY MATERIAL PLANT PROJECT EXPENSES
BATTERY MATERIAL PLANT PROJECT EXPENSES

19.BATTERY MATERIAL PLANT PROJECT EXPENSES

		For the years ended
	December 31, 2025	December 31, 2024
	$	$
Wages and benefits	4,357	5,696
Share-based compensation	506	411
Engineering	11,732	17,998
Consulting fees	533	824
Materials, consumables, and supplies	909	2,066
Maintenance and subcontracting	1,441	2,228
Utilities	248	455
Depreciation and amortization	6,880	8,634
Other	344	344
Grants	(1,293)	(476)
Tax credits	(590)	(1,069)
Battery Material Plant project expenses	25,067	37,111

The Battery Material Plant project expenses relate mainly to the shaping, the purification, and the coating demonstration plants and engineering costs incurred to support the development of the Phase-2 Bécancour Battery Material Plant.